FINANCE LEASE RECEIVABLES (Details) - Schedule of Lease Receivable Balances - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018
Gross investment in finance leases, receivable:
Gross investment in finance leases, receivable	£ 2,254	£ 2,913
Unearned future finance income on finance leases	(563)	(1,068)
Rentals received in advance	(20)	(23)
Net investment in finance leases	1,671	1,822
Not later than one year [member]
Gross investment in finance leases, receivable:
Gross investment in finance leases, receivable	490	458
Net investment in finance leases	406	303
Later than one year and not later than two years [member]
Gross investment in finance leases, receivable:
Gross investment in finance leases, receivable	347	516
Net investment in finance leases	326	407
Later than two years and not later than three years [member]
Gross investment in finance leases, receivable:
Gross investment in finance leases, receivable	181	456
Net investment in finance leases	130	353
Later than three years and not later than four years [member]
Gross investment in finance leases, receivable:
Gross investment in finance leases, receivable	145	201
Net investment in finance leases	103	154
Later than four years and not later than five years [member]
Gross investment in finance leases, receivable:
Gross investment in finance leases, receivable	208	178
Net investment in finance leases	171	130
Later than five years [member]
Gross investment in finance leases, receivable:
Gross investment in finance leases, receivable	883	1,104
Net investment in finance leases	£ 535	£ 475